UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					Washington, D.C.  20549

					      FORM 13F
					FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	September 30, 2005

Check here if Amendment:	___ Amendment Number:	___
This Amendment (Check only one.)___ is a restatement.
     				___ adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Nevis Capital Management LLC
Address:	1119 Saint Paul Street
		Baltimore, MD  21202

Form 13F File Number:	28-6469

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:		David R. Wilmerding, III
Title:		Managing Member
Phone:		410.385.2645

Signature, Place and Date of Signing:

/s/ David R. Wilmerding, III
_______________________________
Signature				Baltimore, MD		October 24, 2005


Report Type (Check only one.):

XXX	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting
	manager are reported in this report.)
___	13F 	NOTICE.  (Check here if no holdings reported are in this report,
	and all holdings are reported by other reporting manager(s).)
___	13F COMBINATION REPORT.  (Check here if a portion of the holdings for
	this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
List of Other Managers Reporting for this Manager:	0

Form 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:			0
Form 13F Information Table Entry Total:			24
Form 13F Information Table Value Total:			94,130(x$1000)


List of Other Included Managers:

NONE

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
                                                                  FORM 13F INFORMATION TABLE
                                                        VALUE   SHARES/  	SH/ 	INVSTMT   VOTING AUTHORITY
        NAME OF ISSUER         CLASS    CUSIP           (x1000) PRN AMT  	PRN  	DSCRETN SOLE     SHARED NONE
------------------------------ -------  --------        ------- --------- 	-----   ------- -------- ------ -----

American Tower			COM	029912201	8767	351389		SH	Sole	351389
Armor Holdings			COM	042260109	7188	167120		SH	Sole	167120
Art Technology Group Inc.	COM	04289L107	893	875159		SH	Sole	875159
Authentidate Holding Corp.	COM	052666104	1138	451417		SH	Sole	451417
Autobytel Inc.			COM	05275N106	2145	428051		SH	Sole	428051
Central Garden & Pet Co.	COM	153527106	5417	119723		SH	Sole	119723
Clear Channel			COM	184502102	822	25000		SH	Sole	25000
CoStar Group Inc.		COM	22160N109	4614	98749		SH	Sole	98749
Connetics			COM	208192104	872	51550		SH	Sole	51550
Davita Inc.			COM	23918K108	4453	96661		SH	Sole	96661
Dick's Sporting Goods Inc.	COM	253393102	3830	127199		SH	Sole	127199
Flir Systems			COM	302445101	6305	213221		SH	Sole	213221
Gevity Hr Inc.			COM	374393106	3608	132449		SH	Sole	132449
Mapinfo Corp.			COM	565105103	1312	107107		SH	Sole	107107
Nautilus Group Inc.		COM	63910B102	4016	181952		SH	Sole	181952
Opsware Inc.			COM	68383A101	5381	1036836		SH	Sole	1036836
Parametric Technology Corp.	COM	699173100	3147	451449		SH	Sole	451449
Rae Systems Inc.		COM	75061P102	1193	346745		SH	Sole	346745
Salix Pharmaceuticals Ltd.	COM	795435106	3815	179549		SH	Sole	179549
Scientific Games Corp.		COM	80874P109	8746	282138		SH	Sole	282138
Symyx Technologies Inc.		COM	87155S108	5009	191785		SH	Sole	191785
United Surgical Partners Inter	COM	913016309	4443	113595		SH	Sole	113595
Vitesse				COM	928497106	22	11500		SH	Sole	11500
Wind River Systems		COM	973149107	6995	541011		SH	Sole	541011
